Intangible Assets (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 CNY (¥)
Intangible Assets [Abstract]
Amortization of intangible assets	$ 462	¥ 3,147	¥ 899